EQUITY - Schedule Of Series Of Preferred Shares (Details) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Dec. 31, 2017 USD ($) shares
Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued capital	$ 1,280	$ 1,285										$ 1,280
Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued capital	2,912	2,669										2,912
Preferred equity
Disclosure of classes of share capital [line items]
Issued capital	$ 4,192	$ 3,954										$ 4,192
Series 2 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares) | shares	10,465,100	10,465,100										10,465,100
Issued capital	$ 169	$ 169										$ 169
Series 4 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares) | shares	2,800,000	2,800,000										2,800,000
Issued capital	$ 45	$ 45										$ 45
Series 8 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares) | shares	2,479,585	2,479,585										2,479,585
Issued capital	$ 43	$ 43										$ 43
Series 13 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares) | shares	9,297,700	9,297,700										9,297,700
Issued capital	$ 195	$ 195										$ 195
Series 15 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares) | shares	2,000,000	2,000,000										2,000,000
Issued capital	$ 42	$ 42										$ 42
Series 17 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0475
Issued and Outstanding (in shares) | shares	7,950,756	8,000,000										7,950,756
Issued capital	$ 173	$ 174										$ 173
Series 18 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0475
Issued and Outstanding (in shares) | shares	7,966,158	8,000,000										7,966,158
Issued capital	$ 180	$ 181										$ 180
Series 25 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares) | shares	1,533,133	1,533,133										1,533,133
Issued capital	$ 38	$ 38										$ 38
Series 36 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0485
Issued and Outstanding (in shares) | shares	7,949,024	8,000,000										7,949,024
Issued capital	$ 200	$ 201										$ 200
Series 37 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0490
Issued and Outstanding (in shares) | shares	7,949,083	8,000,000										7,949,083
Issued capital	$ 195	$ 197										$ 195
Series 9 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0380
Issued and Outstanding (in shares) | shares	1,519,115	1,519,115										1,519,115
Issued capital	$ 21	$ 21										$ 21
Series 24 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0301
Issued and Outstanding (in shares) | shares	9,394,250	9,394,250										9,394,250
Issued capital	$ 230	$ 230										$ 230
Series 26 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0347
Issued and Outstanding (in shares) | shares	9,903,348	9,903,348										9,903,348
Issued capital	$ 243	$ 243										$ 243
Series 28 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0273
Issued and Outstanding (in shares) | shares	9,359,387	9,394,373										9,359,387
Issued capital	$ 235	$ 235										$ 235
Series 30 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0480
Issued and Outstanding (in shares) | shares	9,934,050	9,950,452										9,934,050
Issued capital	$ 245	$ 245										$ 245
Series 32 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0450
Issued and Outstanding (in shares) | shares	11,982,568	11,982,568										11,982,568
Issued capital	$ 303	$ 303										$ 303
Series 34 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0420
Issued and Outstanding (in shares) | shares	9,977,889	9,977,889										9,977,889
Issued capital	$ 255	$ 255										$ 255
Series 38 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0440
Issued and Outstanding (in shares) | shares	8,000,000	8,000,000										8,000,000
Issued capital	$ 181	$ 181										$ 181
Series 40 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0450
Issued and Outstanding (in shares) | shares	12,000,000	12,000,000										12,000,000
Issued capital	$ 275	$ 275										$ 275
Series 42 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0450
Issued and Outstanding (in shares) | shares	12,000,000	12,000,000										12,000,000
Issued capital	$ 269	$ 269										$ 269
Series 44 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0500
Issued and Outstanding (in shares) | shares	9,945,189	10,000,000										9,945,189
Issued capital	$ 189	$ 190										$ 189
Series 46 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0480
Issued and Outstanding (in shares) | shares	11,895,790	12,000,000										11,895,790
Issued capital	$ 220	$ 222										$ 220
Series 48 Class A Preferred Shares | Rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.0475
Issued and Outstanding (in shares) | shares	12,000,000	0										12,000,000
Issued capital	$ 246	$ 0										$ 246
Prime Rate | Series 2 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.70
Prime Rate | Series 4 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.085
Prime Rate | Series 13 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage												0.70
Bankers' Acceptance Rate | Series 15 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	0.40%											0.40%
Canada Bond Rate | Preferred equity
Disclosure of classes of share capital [line items]
Period of government bond rate												5 years
Canada Treasury Bill Securities | Series 25 Class A Preferred Shares | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	2.30%											2.30%
Bottom of range | Preferred equity
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Bottom of range | Canada Bond Rate | Preferred equity
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	1.80%											1.80%
Top of range | Preferred equity
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	6 years	6 years	6 years	6 years	6 years	6 years	6 years	6 years	6 years	6 years	6 years
Top of range | Canada Bond Rate | Preferred equity
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	4.17%											4.17%